Balance Sheets - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current Assets
Cash	$ 530,602	$ 1,152,766	$ 95,433
Accounts receivable, net	25,332	19,198	30,396
Inventory			6,470
Prepaid expenses	3,058	3,058	2,500
Total Assets	558,992	1,175,022	134,799
Current Liabilities
Accounts payable and accrued liabilities	306,783	373,696	215,562
Accrued compensation - officers and directors	151,667	151,667	29,375
Accounts payable - related party	22,000	34,500	6,900
Derivative liability	265,403	240,791	401,127
Total liabilities	745,853	800,654	652,964
Stockholders' Equity (Deficiency)
Common stock, par value $0.001 per share; 1000,000,000 shares authorized; 22,215,180 and 7,911,708 shares issued and outstanding, respectively	22,264	22,214	7,912
Common stock issuable, 999,700 shares			99,970
Additional paid-in-capital	18,633,167	18,088,093	11,890,512
Accumulated deficit	(18,842,292)	(17,735,939)	(12,516,559)
Total stockholders' equity (deficiency)	(186,861)	374,368	(518,165)
Total liabilities and stockholders' equity (deficiency)	$ 558,992	$ 1,175,022	$ 134,799